Reinsurance assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reinsurance assets

28 Reinsurance assets

Assets arising from reinsurance contracts related to:	2018	2017
Life insurance general account	18,712	17,419
Life insurance for account of policyholders	2	2
Non-life insurance	1,356	1,327
Investment contracts	437	453
At December 31	20,507	19,202

Amounts due from reinsurers in respect of claims already paid by the Group are included in note 30 Other assets and receivables.

Of the reinsurance assets EUR 12 million is current (2017: EUR 13 million).

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account	Life insurance for account of policyholders	Total life insurance
At January 1, 2018	17,419	2	17,421
Gross premium and deposits – existing and new business	2,038	3	2,041
Unwind of discount/interest credited	860	-	860
Insurance liabilities released	(2,518)	(3)	(2,521)
Fund charges released	(82)	-	(82)
Changes to valuation of expected future benefits	109	-	109
Policy transfers	25	-	25
Net exchange differences	858	-	858
Transfers to disposal groups	-	-	-
Transfer to/from insurance contract	-	-	-
Other movements	2	-	2
At December 31, 2018	18,712	2	18,714

At January 1, 2017	9,714	2	9,716
Gross premium and deposits – existing and new business	11,326	6	11,332
Unwind of discount/interest credited	533	-	533
Insurance liabilities released	(2,877)	(3)	(2,880)
Fund charges released	(49)	-	(49)
Changes to valuation of expected future benefits	823	-	823
Policy transfers	(38)	-	(38)
Net exchange differences	(1,698)	-	(1,697)
Transfers to disposal groups	(239)	(3)	(242)
Transfer to/from insurance contract	23	-	23
Other movements	(97)	-	(97)
At December 31, 2017	17,419	2	17,421

Movements during the year in reinsurance assets relating to non-life insurance:	2018	2017
At January 1	1,327	1,481
Gross premium and deposits – existing and new business	84	99
Unwind of discount/interest credited	84	89
Insurance liabilities released	(123)	(129)
Changes to valuation of expected future benefits	-	28
Changes in unearned premiums	(28)	(42)
Incurred related to current year	77	85
Incurred related to prior years	36	37
Release for claims settled current year	(18)	(19)
Release for claims settled prior years	(130)	(119)
Change in IBNR	12	(8)
Shadow accounting adjustment	(24)	6
Net exchange differences	65	(180)
Portfolio transfers and acquisitions	-	2
Other movements	(8)	(4)
At December 31	1,356	1,327

Assets arising from reinsurance contracts related to:	2018	2017
Normal course of business	6,900	6,648
Exit of a business	13,606	12,553
At December 31	20,507	19,202

The assets arising from reinsurance contracts related to the exit of a business per December 31, 2018 and 2017 relate to the divestment in 2017 of the payout annuity, BOLI/COLI business and a block of reinsurance business in the US and the sale of Aegon’s life reinsurance business from Transamerica Reinsurance (TARe) to SCOR. The divestment of TARe consists of a series of reinsurance agreements between various statutory insurance entities and SCOR for the US domestic business. For more details on the divestment of this business refer to note 51 Business combinations.